UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [  ];     Amendment Number:___
This Amendment (Check only one):
     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bronson Point Management LLC
Address:  1960 Bronson Road
          Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Strober
Title: Chief Operating Officer
Phone: (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober    Fairfield, Connecticut     August 14, 2012
------------------    -----------------------    ---------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $ 571,614 (thousands)



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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ALLEGHENY TECHNOLOGIES INC    COM              01741R102   19,134    600,000  SH         SOLE                  600,000
ALLIANT TECHSYSTEMS INC       COM              018804104    3,793     75,000  SH         SOLE                   75,000
AMERICAN EAGLE OUTFITTERS NE  COM              02553E106   12,569    637,064  SH         SOLE                  637,064
AMERICAN INTL GROUP INC       COM NEW          026874784   27,277    850,000  SH         SOLE                  850,000
ANHEUSER-BUSCH INBEV SA/NV    SPONSORED ADR    03524A108    3,983     50,000  SH         SOLE                   50,000
BLACKSTONE GROUP LP           COM UNIT LTD     09253U108   11,763    900,000  SH         SOLE                  900,000
MAGNA INTL INC                CALL             559222901       70      1,000  SH         SOLE                    1,000
3M CO                         CALL             88579Y901      100        500  SH         SOLE                      500
CARPENTER TECHNOLOGY CORP     COM              144285103    1,794     37,500  SH         SOLE                   37,500
CARTER INC                    COM              146229109    4,413     83,900  SH         SOLE                   83,900
COCA-COLA ENTERPRISES INC NE  COM              19122T109   19,067    680,000  SH         SOLE                  680,000
DANA HLDG CORP                COM              235825205   19,215  1,500,000  SH         SOLE                1,500,000
DIGITALGLOBE INC              COM NEW          25389M877    8,490    560,000  SH         SOLE                  560,000
DOLLAR GEN CORP NEW           COM              256677105   13,598    250,000  SH         SOLE                  250,000
DOVER CORP                    COM              260003108   16,083    300,000  SH         SOLE                  300,000
ECHOSTAR CORP                 CL A             278768106   10,042    380,073  SH         SOLE                  380,073
LAUDER ESTEE COS INC          CL A             518439104    3,788     70,000  SH         SOLE                   70,000
FEDEX CORP                    COM              31428X106   30,653    334,600  SH         SOLE                  334,600
FLOWERS FOODS INC             COM              343498101    2,730    117,522  SH         SOLE                  117,522
FORD MTR CO DEL               COM PAR $0.01    345370860    2,877    300,000  SH         SOLE                  300,000
GAYLORD ENTMT CO NEW          COM              367905106   14,044    364,200  SH         SOLE                  364,200
GEORGIA GULF CORP             COM PAR$0.01 NEW 373200302    9,288    361,836  SH         SOLE                  361,836
GRACE W R & CO DEL NEW        COM              38388F108    3,532     70,000  SH         SOLE                   70,000
HARLEY DAVIDSON INC           COM              412822108   11,433    250,000  SH         SOLE                  250,000
HONEYWELL INTL INC            COM              438516106   13,960    250,000  SH         SOLE                  250,000
HUBBELL INC                   CL B             443510201   22,365    286,946  SH         SOLE                  286,946
HYATT HOTELS CORP             COM CL A         448579102   21,181    570,002  SH         SOLE                  570,002
ILLINOIS TOOL WKS INC         COM              452308109    8,859    167,500  SH         SOLE                  167,500
INGERSOLL-RAND PLC            SHS              G47791101    7,382    175,000  SH         SOLE                  175,000
INGREDION INC                 COM              457187102   30,897    623,937  SH         SOLE                  623,937
INTL PAPER CO                 COM              460146103   11,636    402,500  SH         SOLE                  402,500
JOHNSON CTLS INC              COM              478366107    4,641    167,500  SH         SOLE                  167,500
JPMORGAN CHASE & CO           COM              46625H100    3,573    100,000  SH         SOLE                  100,000
LENNOX INTL INC               COM              526107107    3,264     70,000  SH         SOLE                   70,000
MARRIOTT INTL INC NEW         CL A             571903202    7,840    200,000  SH         SOLE                  200,000
MONSANTO CO NEW               COM              61166W101    7,036     85,000  SH         SOLE                   85,000
NCR CORP NEW                  COM              62886E108    2,273    100,000  SH         SOLE                  100,000
NIELSEN HOLDINGS NV           COM              N63218106   17,699    675,000  SH         SOLE                  675,000
OCCIDENTAL PETE CORP DEL      COM              674599105    9,864    115,000  SH         SOLE                  115,000
OLD DOMINION FGHT LINES INC   COM              679580100    4,142     95,675  SH         SOLE                   95,675
PENN NATL GAMING INC          COM              707569109   20,957    470,000  SH         SOLE                  470,000
PEPSICO INC                   COM              713448108   14,485    205,000  SH         SOLE                  205,000
PLAINS EXPL& PRODTN CO        COM              726505100    3,518    100,000  SH         SOLE                  100,000
SAIC INC                      COM              78390X101    1,818    150,000  SH         SOLE                  150,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574109   19,421    815,000  SH         SOLE                  815,000
STARBUCKS CORP                COM              855244109   10,664    200,000  SH         SOLE                  200,000
TYCO INTERNATIONAL LTD        SHS              H89128104   18,762    355,000  SH         SOLE                  355,000
UNITED RENTALS INC            COM              911363109    5,872    172,500  SH         SOLE                  172,500
VIASAT INC                    COM              92552V100   32,671    865,000  SH         SOLE                  865,000
VISTEON CORP                  COM NEW          92839U206    2,085     55,600  SH         SOLE                   55,600
WALTER ENERGY INC             COM              93317Q105    3,312     75,000  SH         SOLE                   75,000
WELLS FARGO & CO NEW          COM              949746101   11,704    350,000  SH         SOLE                  350,000

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